Long-Term Debt (Details) $ in Millions									12 Months Ended
	Oct. 01, 2025	Mar. 10, 2025 CAD ($)	Mar. 10, 2025 USD ($)	Feb. 19, 2025 USD ($)	Dec. 23, 2024	Jul. 12, 2024 CAD ($)	Jul. 12, 2024 USD ($)	Sep. 20, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Long-Term Debt [Line Items]
Secured notes issued (in Dollars)								$ 300,000,000
Interest fixed rate								12.00%
Warrant term								5 years
Maturity date								Oct. 01, 2028
Hedging requirements percentage									50.00%	50.00%
Capital expenditures (in Dollars)									$ 100.0
Outstanding principal amount (in Dollars)										$ 150,000,000
Outstanding principal, percentage					101.00%
Principal amount percentage									105.00%
Excess cash flow rate									25.00%	25.00%
Excess cash flow redemption (in Dollars)										$ 100,000,000
Redeemed value						$ 84.3	$ 61,000,000
Long-term debt (in Dollars)									$ 328.9			$ 376.5
Fair value of long-term debt (in Dollars)									371.2			$ 394.1
Facility cost (in Dollars)									50.0
Operating facility (in Dollars)									20.0
Syndicated facility (in Dollars)									30.0
Unsecured credit facility (in Dollars)									$ 55.0
Letter of Credit Facility [Member]
Long-Term Debt [Line Items]
Letters of credit outstanding (in Dollars)										54,000,000	$ 54,300,000
Bottom of range [member]
Long-Term Debt [Line Items]
Interest rate									1.75%
Top of range [member]
Long-Term Debt [Line Items]
Interest rate									6.25%
2028 Note [Member]
Long-Term Debt [Line Items]
Outstanding principal amount (in Dollars)										$ 100,000,000
Excess cash flow rate									75.00%	75.00%
Excess cash flow redemption (in Dollars)										$ 150,000,000
Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Principal amount percentage	112.00%
EBITDA Ratio [Member] | Bottom of range [member]
Long-Term Debt [Line Items]
Interest rate									0.6875%
EBITDA Ratio [Member] | Top of range [member]
Long-Term Debt [Line Items]
Interest rate									1.5625%
Forecast [Member]
Long-Term Debt [Line Items]
Outstanding principal amount (in Dollars)			$ 150,000,000
Annual capital expenditure limitation		$ 100.0	$ 150,000,000
Principal amount of tendered repurchase (in Dollars)				$ 5,000
Events After Reporting Period [Member]
Long-Term Debt [Line Items]
Redemption percentage	40.00%